Segment Information - Summary of Segment Reporting Information (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended						8 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 11, 2025	Sep. 30, 2024
Revenues:
Total revenues	$ 255	$ 1,288				$ 984			$ 4,222	$ 2,615
Operating expenses:
Fund management and administration	282	1,251				1,272			4,250	3,488
Employee compensation and benefits	18,720	3,151				2,182			7,222	6,465
General and administrative expense	445	871				4,404			4,229	10,040
Marketing and advertising	18	68				89			231	443
Depreciation and amortization	12	43				47			149	141
Total operating expenses	19,477	5,384				7,994			16,081	20,577
Investment gains/(losses):
Net unrealized loss on digital assets	(10,133)	0				0			0	0
Other derivative loss	(14,731)	0				0			0	0
Net investment gains/(losses)	(24,864)	0				0			0	0
Net operating loss	(44,086)	(4,096)				(7,010)			(11,859)	(17,962)
Other income/(expense):
Other income	68	10				208			586	500
Transaction costs	(7,484)	(10,280)				0			(15,717)	0
Goodwill and intangible asset impairment	(140,785)	0				0			0	0
Total other income/(expense)	(148,201)	(10,270)				208			(15,131)	500
Net loss before income taxes	(192,287)	(14,366)				(6,802)			(26,990)	(17,462)
Income tax benefit/(expense)	0	0				0			0	0
Net loss	(192,287)	(14,366)	$ (8,875)	$ (3,749)	$ (4,118)	(6,802)	$ (5,869)	$ (4,791)	(26,990)	(17,462)
Asset Management
Revenues:
Total revenues	246	1,283				984			4,194	2,615
Operating expenses:
Fund management and administration	282	1,251				1,272			4,250	3,488
Employee compensation and benefits	3,129	1,550				2,182			4,861	6,465
General and administrative expense	91	252				4,404			2,672	10,040
Marketing and advertising	3	10				89			88	443
Depreciation and amortization	0	0				47			52	141
Total operating expenses	3,505	3,063				7,994			11,923	20,577
Investment gains/(losses):
Net unrealized loss on digital assets	0	0				0			0	0
Other derivative loss	0	0				0			0	0
Net investment gains/(losses)	0	0				0			0	0
Net operating loss	(3,259)	(1,780)				(7,010)			(7,729)	(17,962)
Other income/(expense):
Other income	3	15				208			360	500
Transaction costs	0	0				0			0	0
Goodwill and intangible asset impairment	0	0				0			0	0
Total other income/(expense)	3	15				208			360	500
Net loss before income taxes	(3,256)	(1,765)				(6,802)			(7,369)	(17,462)
Income tax benefit/(expense)	0	0				0			0	0
Net loss	(3,256)	(1,765)				(6,802)			(7,369)	(17,462)
Corporate & Other
Revenues:
Total revenues	9	5				0			28	0
Operating expenses:
Fund management and administration	0	0				0			0	0
Employee compensation and benefits	15,591	1,601				0			2,361	0
General and administrative expense	354	619				0			1,557	0
Marketing and advertising	15	58				0			143	0
Depreciation and amortization	12	43				0			97	0
Total operating expenses	15,972	2,321				0			4,158	0
Investment gains/(losses):
Net unrealized loss on digital assets	(10,133)	0				0			0	0
Other derivative loss	(14,731)	0				0			0	0
Net investment gains/(losses)	(24,864)	0				0			0	0
Net operating loss	(40,827)	(2,316)				0			(4,130)	0
Other income/(expense):
Other income	65	(5)				0			226	0
Transaction costs	(7,484)	(10,280)				0			(15,717)	0
Goodwill and intangible asset impairment	(140,785)	0				0			0	0
Total other income/(expense)	(148,204)	(10,285)				0			(15,491)	0
Net loss before income taxes	(189,031)	(12,601)				0			(19,621)	0
Income tax benefit/(expense)	0	0				0			0	0
Net loss	(189,031)	(12,601)				0			(19,621)	0
Investment advisory fees
Revenues:
Total revenues	246	1,283				950			4,187	2,560
Investment advisory fees | Asset Management
Revenues:
Total revenues	246	1,283				950			4,187	2,560
Investment advisory fees | Corporate & Other
Revenues:
Total revenues	0	0				0			0	0
Other revenue
Revenues:
Total revenues	9	5				34			35	55
Other revenue | Asset Management
Revenues:
Total revenues	0	0				34			7	55
Other revenue | Corporate & Other
Revenues:
Total revenues	$ 9	$ 5				$ 0			$ 28	$ 0